UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management, Inc.
Address: 1536 Holmes Street, Building D
         Livermore, CA  94550

13F File Number:  28-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

      /s/  Gregory M. Orrell     Livermore, CA     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $98,796 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108    10290   186860 SH       SOLE                   186860        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     5034   217942 SH       SOLE                   217942        0        0
AURIZON MINES LTD              COM              05155P106      650   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP              COM              067901108     3931   107000 SH       SOLE                   107000        0        0
ELDORADO GOLD CORP NEW         COM              284902103     4181   526000 SH       SOLE                   526000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      244    10000 SH       SOLE                    10000        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     3573   359900 SH       SOLE                   359900        0        0
GOLDCORP INC NEW               COM              380956409    20155   639250 SH       SOLE                   639250        0        0
GREAT BASIN GOLD LTD           COM              390124105      320   250000 SH       SOLE                   250000        0        0
HECLA MNG CO                   COM              422704106      169    60600 SH       SOLE                    60600        0        0
IAMGOLD CORP                   COM              450913108     3207    60480 SH       SOLE                   604800        0        0
INT'L ROYALTY                  COM              460277957      312   229200 SH       SOLE                   229200        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     1863    17100 SH       SOLE                    17100        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     9123   542680 SH       SOLE                   542680        0        0
LIHIR GOLD LTD                 SPONSORED ADR    532349107     1473    67200 SH       SOLE                    67200        0        0
MAG SILVER CORP                COM              55903Q104     1329   300000 SH       SOLE                   300000        0        0
NEWMONT MINING CORP            COM              651639106     5555   136500 SH       SOLE                   136500        0        0
PAN AMERICAN SILVER CORP       COM              697900108     1168    68475 SH       SOLE                    68475        0        0
RANDGOLD RES LTD               ADR              752344309     8125   172300 SH       SOLE                   172300        0        0
ROYAL GOLD INC                 COM              780287108     2460    50000 SH       SOLE                    50000        0        0
SILVER WHEATON CORP            COM              828336107      770   118900 SH       SOLE                   118900        0        0
SPOR GOLD TRUST                COM              863307104     8481    98000 SH       SOLE                    98000        0        0
WESTERN GOLDFIELDS INC CDA     COM NEW          95828P203      310   200000 SH       SOLE                   200000        0        0
YAMANA GOLD INC                COM              98462Y100     6073   786750 SH       SOLE                   786750        0        0